The amount of deductible temporary differences, unused tax losses, and unused tax credits that are not recognized as deferred tax assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
The amount of deductible temporary differences, unused tax losses, and unused tax credits that are not recognized as deferred tax assets [Abstract]
Tax loss carry forward	₩ 99,449	₩ 99,449